                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tallgrass MLP Fund I, L.P.
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   Address:      6640 W. 143rd Street, Suite 200
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                 Overland Park, Kansas 66223
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Form 13F File Number: 28-13797
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David G. Dehaemers, Jr.
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Title:   President
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Phone:   (913) 928-6005
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Signature, Place, and Date of Signing:

    /S/David G. Dehaemers, Jr.     Overland Park, Kansas   October 27, 2011
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          [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
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Form 13F Information Table Entry Total: 1
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Form 13F Information Table Value Total: $10,281
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number          Name

    1         28-13796                      MLP Opportunity Fund GP, L.L.C.
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                           FORM 13F INFORMATION TABLE

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        COLUMN                  COLUMN      COLUMN    COLUMN          COLUMN          COLUMN    COLUMN           COLUMN
          1                       2           3         4               5                6        7                8
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                                                                                                            VOTING AUTHORITY
                                                       VALUE   SHARES   SH/  PUT/  INVESTMENT   OTHER       -------------------
   NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x1000)  PRN AMT  PRN  CALL   DSCRETN    MANAGERS   SOLE   SHARED   NONE
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PAA NATURAL GAS STORAGE LP  COM UNIT LTD   693139107   10,281  630,768  SH         DEFINED       1       630,768   0       0